Label	Element	Value
ETC 6 Meridian Quality Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETC 6 Meridian Quality Growth ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

EXCHANGE TRADED CONCEPTS TRUST

ETC 6 Meridian Quality Growth ETF (NYSE Arca Ticker: SXQG)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 7, 2022 to the currently effective Summary Prospectuses,

Prospectus (together, the “Prospectuses”) and Statement of Additional Information (the “SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for the Funds and should be read in conjunction with those documents.

Effective November 1, 2022, the sub-advisory services provided to the Funds by Hightower 6M Holding, LLC (“Hightower 6M”) transitioned to Madison Avenue Financial Solutions, LLC (“Madison Avenue”) as part of an internal reorganization by Hightower Holding, LLC, which wholly owns both Hightower 6M and Madison Avenue. Accordingly, Madison Avenue is now the sub-adviser to the Funds and all references to Hightower 6M in the Funds’ Prospectuses and SAI are hereby deleted and replaced with Madison Avenue. There have been no changes to the portfolio managers, sub-advisory services, or sub-advisory fees for any of the Funds.

Supplement Closing [Text Block]	ck0001452937_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.